Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

October 6, 2022

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Milliman Variable Insurance Trust (the “Trust”)
Files Nos. 333-257356; 811-23710

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 12 under the 1933 Act and Amendment No. 14 under the Investment Company Act of 1940 (the “Amendment”) to the Registration Statement of the Trust. The Trust is filing the Amendment for the purpose of adding new series of shares to the Trust, all offering Class 3 shares, designated as specified on Appendix A attached hereto (the “New Funds”). The Amendment relates only to the New Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Trust believes that the Amendment may be eligible for selective review. The Commission staff recently reviewed Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A filed on July 28, 2022 (Accession No. 0001387131-22-008135) (the “Prior Amendment”), which contained the prospectus and statement of additional information (“SAI”) for certain series of the Trust that employed strategies corresponding to the following names (with different month designations):

1.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund
2.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund (collectively, the “Prior Funds”).

The Trust believes that the Amendment is eligible for selective review because: (1) the New Funds employ investment objectives, policies and techniques that are identical to their corresponding Prior Funds (based on the strategies noted above), with the exception of their “Outcome Periods” (as defined in the Amendment and the Prior Amendment), as described below, and (2) the prospectus and SAI for the New Funds that is included in the Amendment contains disclosure that is substantially similar to the disclosure contained in the prospectus and SAI for the Prior Funds that were included in the Prior Amendment.

Philadelphia | Washington | New York | Chicago

As noted above, the primary differences between the New Funds and their corresponding Prior Funds are the Outcome Periods. While each of the Prior Funds and New Funds utilize six-year Outcome Periods, the Prior Funds’ Outcome Periods commence in January 2023 whereas the New Funds’ Outcome Periods commence in April and July 2023.

Prior to or upon the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the SAI relating to the New Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Alan P. Goldberg at (312) 964-3503.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:    Ehsan K. Sheikh

   Alan P. Goldberg

Appendix A

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy

1.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)
2.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (II)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy

3.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (II)
4.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (II)